Volkswagen Auto Loan Enhanced Trust 2023-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-30-2023	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		7/18/2023
2	Payment Date		7/20/2023
3	Collection Period	6/1/2023	6/30/2023	30
4	Monthly Interest Period - Actual/360	6/20/2023	7/19/2023	30
5	Monthly Interest - 30/360	6/20/2023	7/19/2023	30
6	SOFR Adjustment Date		6/15/2023

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes		294,000,000.00	244,760,340.57	45,034,360.43	199,725,980.14	0.6793401
8	Class A-2-A Notes		474,000,000.00	474,000,000.00	-	474,000,000.00	1.0000000
9	Class A-2-B Notes		150,000,000.00	150,000,000.00	-	150,000,000.00	1.0000000
10	Class A-3 Notes		492,000,000.00	492,000,000.00	-	492,000,000.00	1.0000000
11	Class A-4 Notes		90,000,000.00	90,000,000.00	-	90,000,000.00	1.0000000
12	Total Securities		$1,500,000,000.00	$1,450,760,340.57	$45,034,360.43	$1,405,725,980.14

13	Overcollateralization		46,391,754.61	46,391,754.61		46,391,754.61
14	Adjusted Pool Balance		$1,546,391,754.61	$1,497,152,095.18	$45,034,360.43	$1,452,117,734.75
15	YSOC		161,524,359.74	156,377,344.75		151,299,362.42
16	Net Pool Balance		$1,707,916,114.35	$1,653,529,439.93	$45,034,360.43	$1,603,417,097.17

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	5.49800%	N/A	1,121,410.29	3.8143207	46,155,770.72	156.9924174
18	Class A-2-A Notes	5.50000%	N/A	2,172,500.00	4.5833333	2,172,500.00	4.5833333
19	Class A-2-B Notes	5.58629%	5.06629%	698,286.25	4.6552417	698,286.25	4.6552417
20	Class A-3 Notes	5.02000%	N/A	2,058,200.00	4.1833333	2,058,200.00	4.1833333
21	Class A-4 Notes	5.01000%	N/A	375,750.00	4.1750000	375,750.00	4.1750000
22	Total Securities			6,426,146.54		51,460,506.97

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	27,202,746.88
24	Scheduled Interest Payments Received	6,753,471.31
25	Prepayments of Principal Received	21,802,022.81
26	Liquidation Proceeds	712,123.00
27	Recoveries Received	38,268.64
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	56,508,632.64
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 94)	9,451.89
32	Total Available Funds, prior to Servicer Advances	56,518,084.53
33	Servicer Advance (Item 77)	-
34	Total Available Funds + Servicer Advance	56,518,084.53
35	Reserve Account Draw Amount (Item 80)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	56,518,084.53

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 83)	-
38	Servicing Fees (Item 45)	1,377,941.20
39	Class A Noteholder Interest (Item 56)	6,426,146.54
40	Principal Distribution Amount (Item 81)	45,034,360.43
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	3,679,636.36

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	1,377,941.20	-	1,377,941.20

	Pro rata:
46	Class A-1 Interest	1,121,410.29	-	1,121,410.29
47	Class A-2-A Interest	2,172,500.00	-	2,172,500.00
48	Class A-2-B Interest	698,286.25		698,286.25
49	Class A-3 Interest	2,058,200.00	-	2,058,200.00
50	Class A-4 Interest	375,750.00	-	375,750.00
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall	-	-	-
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	6,426,146.54	-	6,426,146.54

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance		1,497,152,095.18
58	Beginning Net Pool Balance	1,653,529,439.93
59	Receipts of Scheduled Principal	(27,202,746.88)
60	Receipts of Prepaid Principal	(21,802,022.81)
61	Liquidation Proceeds	(712,123.00)
62	Other Collections of Principal	-
63	Principal Amount of Repurchases	-
64	Principal Amount of Defaulted Receivables	(395,450.07)
65	Ending Net Pool Balance	1,603,417,097.17
66	Yield Supplement Overcollateralization Amount	151,299,362.42
67	Adjusted Pool Balance	1,452,117,734.75
68	Less: Adjusted Pool Balance - End of Collection Period		1,452,117,734.75
69	Calculated Principal Distribution Amount		45,034,360.43

	Calculation of Servicer Advance:
70	Available Funds, prior to Servicer Advances (Item 32)		56,518,084.53
71	Less: Prior Advance Reimbursement (Item 37)		-
72	Less: Servicing Fees Paid (Item 38)		1,377,941.20
73	Less: Interest Paid to Noteholders (Item 39)		6,426,146.54
74	Less: Calculated Principal Distribution (Item 69)		45,034,360.43
75	Equals: Remaining Available Funds before Servicer Advance		3,679,636.36
76	Monthly Loan Payments Due on Included Units but not received (N/A if Item 75 > 0)		N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 75 and Item 76, else 0)		-

	Calculation of Reserve Account Draw Amount:
78	Remaining Available Funds, before Reserve Account Draw (Item 75 plus Item 77)		3,679,636.36
79	Available Funds Shortfall Amount (If Item 78 < 0, Item 78, else 0)		-
80	Reserve Account Draw Amount (If Item 79 is > 0, Lesser of Reserve Acct Balance and Item 79)		-

81	Principal Distribution Amount (Item 69 - Available Funds Shortfall + Reserve Account Draw Amt)		45,034,360.43

	Reconciliation of Servicer Advance:
82	Beginning Balance of Servicer Advance		-
83	Less: Prior Advance Reimbursement		-
84	Plus: Additional Servicer Advances for Current Period		-
85	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
86	Specified Reserve Account Balance (Lesser of (a) $3,865,979.39, and (b) the aggregate note balance)	3,865,979.39
87	Initial Reserve Account Balance	3,865,979.39
88	Beginning Reserve Account Balance	3,865,979.39
89	Plus: Net Investment Income for the Collection Period	9,451.89
90	Subtotal: Reserve Fund Available for Distribution	3,875,431.28
91	Plus: Deposit of Excess Available Funds (Item 41)	-
92	Less: Reserve Account Draw Amount (Item 80)	-
93	Subtotal Reserve Account Balance	3,875,431.28
94	Less: Reserve Account Excess Amount to Available Funds (If Item 93 > Item 86)	9,451.89
95	Equals: Ending Reserve Account Balance	3,865,979.39
96	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
97	Net Pool Balance	1,707,916,114	1,653,529,440	1,603,417,097
98	Number of Current Contracts	50,033	49,342	48,663
99	Weighted Average Loan Rate	4.83%	4.83%	4.83%
100	Average Remaining Term	57.1	56.1	55.1
101	Average Original Term	66.8	66.9	66.9
102	Monthly Prepayment Rate			1.23%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables	31	1,107,573.07
104	Liquidation Proceeds on Related Vehicles		712,123.00
105	Recoveries Received on Receivables Previously Charged Off		38,268.64
106	Net Principal Losses for Current Collection Period	31	357,181.43

107	Beginning Net Principal Losses	36	541,096.39
108	Net Principal Losses for Current Collection Period	31	357,181.43
109	Cumulative Net Principal Losses	67	898,277.82
110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,707,916,114.35)		0.05%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	99.51%	48,451	1,595,507,207.21
112	31 - 60 Days Delinquent	0.41%	175	6,508,231.97
113	61 - 90 Days Delinquent	0.09%	37	1,401,657.99
114	91-120 Days Delinquent1	0.00%	-	-
115	Total	100.00%	48,663	1,603,417,097.17

H.	DELINQUENCY AND NET LOSS RATIOS
	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
116	Current Period	0.02%
117	Prior Period	0.03%
118	Two Periods Prior	N/A
119	Three Periods Prior	N/A
120	Four Period Average (Current and Three Prior Collection Periods)	0.03%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
121	Current Period	0.09%
122	Prior Period	0.00%
123	Two Periods Prior	N/A
124	Three Periods Prior	N/A
125	Four Period Average (Current and Three Prior Collection Periods)	0.04%

126	Delinquency Trigger	4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)	0.09%
128	Delinquency Trigger occurred in this collection Period?	No

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect

of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

	Credit Risk Retention Information (To appear on the first servicing certificate after closing)

VW CREDIT, INC., as Servicer